UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22821

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Plus Fund

(EFF)

Semiannual Report

November 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2014

Eaton Vance

Floating-Rate Income Plus Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Officers and Trustees	28

Important Notices	29

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Kathleen C. Gaffney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/28/2013	–0.02%	3.55%	—	5.54%
Fund at Market Price	—	–2.67	0.73	—	–2.49
S&P/LSTA Leveraged Loan Index		0.86	3.37%	6.45%	4.09%

% Premium/Discount to NAV[3]
					–10.67%

Distributions[4]
Total Distributions per share for the period					$0.562
Distribution Rate at NAV					5.96%
Distribution Rate at Market Price					6.67%

% Total Leverage[5]
Borrowings					23.07%
Variable Rate Term Preferred Shares (VRTP Shares)					15.38

Fund Profile

Credit Quality (% of bond and loan holdings)6

Asset Allocation (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	Asset allocation as a percentage of the Fund’s net assets amounted to 162.5%.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 138.7%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 3.9%
BE Aerospace, Inc.
Term Loan, Maturing November 19, 2021(2)	$275	$276,060
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	679	685,804
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,418	1,388,982
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	308	310,898
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,469	2,452,502
Term Loan, 3.75%, Maturing June 4, 2021	474	470,640

		$5,584,886

Automotive — 3.2%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$651	$655,025
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	547	544,377
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	175	173,717
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	998	996,432
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	275	276,100
MPG Holdco I, Inc.
Term Loan, 4.50%, Maturing October 20, 2021	700	703,719
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	224	223,876
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	735	735,279
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	274	272,255

		$4,580,780

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	$500	$482,500

		$482,500

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	$119	$119,290

		$119,290

Building and Development — 1.4%
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	$149	$148,778
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	400	396,643
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	238	236,624
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	790	788,045
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	494	496,126

		$2,066,216

Business Equipment and Services — 11.9%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	$875	$880,332
AlixPartners, LLP
Term Loan - Second Lien, 9.00%, Maturing July 10, 2021	200	204,063
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	650	571,670
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	100	99,718
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	223	221,318
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	492	488,320
Ceridian, LLC
Term Loan, 4.50%, Maturing May 9, 2017	148	147,480
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	249	248,899
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	509	498,597
Education Management, LLC
Term Loan, 9.25%, Maturing March 30, 2018(3)	1,516	682,128
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	1,679	1,681,119
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	268	267,266

4	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	$191	$191,143
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	30	29,897
Term Loan, 4.00%, Maturing November 6, 2020	118	116,870
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	322	324,163
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021	349	347,816
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022	1,000	985,000
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	2,249	2,255,671
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019	378	340,694
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020	150	149,813
Quintiles Transnational Corporation
Term Loan, 3.75%, Maturing June 8, 2018	1,995	1,988,335
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019	272	254,929
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	625	622,500
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020	1,743	1,743,744
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	1,045	1,037,350
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021	300	301,406
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	410	405,749

		$17,085,990

Cable and Satellite Television — 0.5%
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020	$397	$397,745
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	224	222,754
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021	125	123,359

		$743,858

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 8.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$520	$519,418
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	270	269,501
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020	790	789,377
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	1,416	1,400,861
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021	168	167,778
Colouroz Investment 1, GmbH
Term Loan, 4.75%, Maturing September 7, 2021	39	38,914
Term Loan, 4.75%, Maturing September 7, 2021	236	235,398
ECO Services Operations, LLC
Term Loan, Maturing October 8, 2021(2)	100	100,250
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	125	124,401
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022	150	148,188
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	125	125,078
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021	500	498,594
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	1,973	1,955,864
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020	274	274,583
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020	150	148,463
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 9, 2021	503	503,338
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	150	150,563
OXEA Finance, LLC
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	1,000	976,250
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 5, 2020	312	311,821
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	272	267,998
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020	1,972	1,961,826
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017	985	981,374

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	$162	$162,242

		$12,112,080

Conglomerates — 0.5%
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019	$644	$640,846

		$640,846

Containers and Glass Products — 3.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$1,970	$1,937,812
Term Loan, 3.75%, Maturing January 6, 2021	159	156,757
Crown Americas, LLC
Term Loan, 0.00%, Maturing October 22, 2021(4)	400	402,320
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	100	99,376
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	376	374,524
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018	1,980	1,977,155

		$4,947,944

Cosmetics / Toiletries — 0.8%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021	$173	$173,468
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	298	296,323
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	733	709,428

		$1,179,219

Drugs — 2.5%
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020	$150	$150,188
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	468	473,111
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	100	98,598
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	212	212,936
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022	500	506,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	$199	$196,413
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing August 5, 2020	1,990	1,981,628

		$3,619,124

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$990	$973,530
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	224	226,027

		$1,199,557

Electronics / Electrical — 14.3%
Answers Corporation
Term Loan, 6.25%, Maturing September 23, 2021	$300	$291,000
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	1,621	1,622,819
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	1,000	1,003,750
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	199	197,010
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	100	100,000
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	478	457,589
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020	2,327	2,332,977
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	118	117,010
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	220	221,007
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	939	929,300
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	195	196,097
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	989	987,350
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	721	723,291
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,133	2,109,061

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	$125	$124,688
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing October 7, 2019	300	291,375
Term Loan, 5.25%, Maturing October 7, 2021	300	293,906
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	985	988,841
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(4)	15	14,615
Term Loan, 5.00%, Maturing July 8, 2021	210	209,387
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	125	125,000
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	174	171,948
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	1,012	952,610
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	225	221,941
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	52	52,186
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	174	174,705
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	430	433,967
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	574	568,953
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	471	466,624
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	224	221,632
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	484	485,941
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	223	224,189
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	244	244,461
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	224	223,700
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,455	1,453,669
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	382	378,790
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	494	491,207

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	$550	$555,363

		$20,657,959

Equipment Leasing — 0.5%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	$650	$650,406

		$650,406

Financial Intermediaries — 6.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$499	$499,964
First Data Corporation
Term Loan, 3.66%, Maturing March 23, 2018	1,725	1,704,695
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	323	317,724
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	2,278	2,277,366
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	130	128,898
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	1,479	1,360,395
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,785	1,718,513
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	785	785,455
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	174	173,687
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	887	822,182

		$9,788,879

Food Products — 3.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$990	$991,533
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	1,342	1,298,154
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	575	574,041
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	423	393,798
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	50	49,377

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	$1,567	$1,564,382
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	224	221,916
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing September 18, 2020	421	417,458

		$5,510,659

Food Service — 3.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing October 27, 2021	$1,700	$1,706,521
CEC Entertainment Concepts L.P.
Term Loan, 4.00%, Maturing February 14, 2021	199	196,171
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	669	669,447
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	1,481	1,481,620
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	494	383,467

		$4,437,226

Food / Drug Retailers — 4.1%
Albertson’s Holdings, LLC
Term Loan, 4.00%, Maturing August 25, 2019	$575	$575,240
Term Loan, 4.50%, Maturing August 25, 2021	225	226,002
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019	894	893,734
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	275	274,484
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020	2,469	2,456,243
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	1,535	1,530,804

		$5,956,507

Health Care — 14.2%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	$275	$276,375
Amneal Pharmaceuticals, LLC
Term Loan, 4.75%, Maturing November 1, 2019	149	148,531
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	150	149,454

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	$104	$104,940
Term Loan, 6.50%, Maturing July 31, 2020	174	174,899
CareCore National, LLC
Term Loan, Maturing March 5, 2021(2)	125	125,469
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	54	53,828
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	793	792,520
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	645	647,444
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	250	247,500
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,478	1,477,722
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,481	1,476,414
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	162	162,199
Term Loan, 4.25%, Maturing August 30, 2020	543	542,611
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	347	348,624
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	790	792,418
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	800	798,666
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021	224	219,893
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021	374	372,036
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	1,481	1,476,777
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	500	481,250
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	300	298,453
Term Loan, 3.50%, Maturing March 19, 2021	398	395,181
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	549	550,676
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	387	374,958
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	281	278,222

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	$149	$149,017
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	727	729,473
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	422	421,878
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	823	816,594
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,923	1,921,409
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	287	286,148
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	536	536,920
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	399	398,501
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	168	166,671
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	495	492,203
Tecomet, Inc.
Term Loan, Maturing August 4, 2021(2)	300	292,500
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	493	484,497
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	1,040	1,039,470

		$20,502,341

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$749	$748,755

		$748,755

Industrial Equipment — 5.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$1,478	$1,449,181
Delachaux S.A.
Term Loan, 5.25%, Maturing September 25, 2021	150	150,562
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	253	253,792
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	891	870,581

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	$722	$716,827
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	175	173,906
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020	985	975,199
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021	175	174,891
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	475	476,676
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,104	2,093,231
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	317	313,203
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	374	373,250
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021	100	99,438

		$8,120,737

Insurance — 5.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	$781	$772,541
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	1,774	1,780,548
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	223	222,447
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	2,415	2,408,728
Term Loan, 4.25%, Maturing July 8, 2020	198	195,772
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	277,664
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	495	461,576
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	743	736,022
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	890	880,613

		$7,735,911

Leisure Goods / Activities / Movies — 4.6%
Aufinco Pty Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	$800	$796,000

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	$2,000	$1,988,750
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	71	71,807
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	643	642,149
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	224	224,435
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	790	785,704
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 16, 2020	309	234,501
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	500	490,125
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	1,481	1,446,603

		$6,680,074

Lodging and Casinos — 2.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$700	$700,510
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	200	203,688
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	117	115,895
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	205	204,661
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	30	30,091
Term Loan, 5.50%, Maturing November 21, 2019	69	70,213
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	1,376	1,364,481
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021	277	276,435
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	169	167,432
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	99	98,134
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021	175	174,781
Scientific Games International, Inc.
Term Loan, Maturing October 18, 2020(2)	300	295,955
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	99	97,886

		$3,800,162

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals — 3.6%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,970	$1,682,709
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	1,477	1,310,240
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	495	494,639
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	348	348,250
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	539	525,728
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	94	92,227
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	169,750
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	600	516,000

		$5,139,543

Oil and Gas — 5.8%
Ameriforge Group, Inc.
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	$950	$944,656
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	918	920,451
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	250	250,469
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	274	256,482
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	248	237,720
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	175	158,484
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	274	261,312
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	225	201,443
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	968	879,895
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	125	120,090
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	10	9,047
Term Loan, 4.25%, Maturing December 16, 2020	26	24,257
Term Loan, 4.25%, Maturing December 16, 2020	188	174,377

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$99	$93,837
Term Loan, 4.25%, Maturing October 1, 2019	162	153,629
Term Loan, 4.25%, Maturing October 1, 2019	1,224	1,159,391
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,723	1,727,961
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	788	726,902

		$8,300,403

Publishing — 3.5%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	$323	$324,041
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,970	1,868,145
Interactive Data Corporation
Term Loan, 4.50%, Maturing May 2, 2021	399	401,369
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,059	1,028,603
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	450	452,189
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	75	73,785
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	175	175,875
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	494	493,596
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	248	247,273

		$5,064,876

Radio and Television — 4.0%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$125	$124,687
Block Communications, Inc.
Term Loan, 5.75%, Maturing October 21, 2021	50	50,219
Clear Channel Communications, Inc.
Term Loan, 6.91%, Maturing January 30, 2019	500	470,982
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,110	1,096,431
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	331	330,870

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	$963	$944,067
Media General, Inc.
Term Loan, Maturing July 31, 2020(2)	125	124,922
MediArena Acquisition B.V.
Term Loan, Maturing August 13, 2021(2)	125	122,813
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,000	981,667
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,481	1,468,906

		$5,715,564

Retailers (Except Food and Drug) — 7.9%
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	$619	$616,045
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing August 13, 2021	125	124,235
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	480	468,121
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	247	247,769
Hudson’s Bay Company
Term Loan, 5.56%, Maturing November 4, 2020	948	952,273
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	771	734,979
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,970	1,910,827
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	374	374,881
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,478	1,468,419
Term Loan, 4.00%, Maturing January 28, 2020	249	248,907
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	1,089	1,083,878
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019	1,478	1,465,782
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	438	372,130
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	125	124,376
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	525	527,625

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	$149	$148,093
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	495	470,559

		$11,338,899

Steel — 2.7%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$2,069	$1,944,907
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	987	985,356
Neenah Foundry Company
Term Loan, 6.77%, Maturing April 26, 2017	443	441,229
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	521	503,694

		$3,875,186

Surface Transport — 0.5%
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	$398	$374,120
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	299	297,754

		$671,874

Telecommunications — 3.1%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	$1,950	$1,941,874
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	274	274,913
Sable International Finance Limited
Term Loan, Maturing November 6, 2016(2)	125	125,156
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,454	1,431,862
Ziggo Financing Partnership
Term Loan, 3.25%, Maturing January 15, 2022	231	227,671
Term Loan, 3.50%, Maturing January 15, 2022	149	146,715
Term Loan, 3.50%, Maturing January 15, 2022	245	241,294

		$4,389,485

Utilities — 4.4%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$149	$146,198

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	$1,969	$1,970,389
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	790	789,260
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	132	132,077
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	100	100,207
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	450	450,619
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	496	496,440
Granite Acquisition, Inc.
Term Loan, Maturing October 15, 2021(2)	28	28,724
Term Loan, Maturing October 15, 2021(2)	647	652,815
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	150	148,127
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	23	22,908
Term Loan, 4.25%, Maturing May 6, 2020	439	429,014
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	100	97,880
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	350	353,062
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	588	585,814

		$6,403,534

Total Senior Floating-Rate Interests (identified cost $202,852,319)		$199,851,270

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount	Value
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(5)	$100,000	$85,935
JPMBB, Series 2014-C23, Class D, 4.11%, 9/15/47(5)(6)	100,000	89,993

Total Commercial Mortgage-Backed Securities (identified cost $167,877)		$175,928

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 9.6%

Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.4%
Bombardier, Inc.
7.45%, 5/1/34(5)	$500	$512,500

		$512,500

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43	$518	$437,710

		$437,710

Diversified Financial Services — 0.6%
SLM Corp.
5.625%, 8/1/33	$950	$798,000

		$798,000

Electronics / Electrical — 0.9%
Dell, Inc.
5.40%, 9/10/40	$1,575	$1,338,750

		$1,338,750

Industrial Equipment — 0.3%
Empresas ICA SAB de CV
8.875%, 5/29/24(5)	$450	$428,625

		$428,625

Metals / Mining — 1.3%
Alcoa, Inc.
5.95%, 2/1/37	$885	$936,767
Newmont Mining Corp.
4.875%, 3/15/42	1,030	878,504

		$1,815,271

Oil and Gas — 0.4%
Petrobras Global Finance BV
5.625%, 5/20/43	$605	$527,009

		$527,009

Retailers (Except Food and Drug) — 1.4%
JC Penney Corp., Inc.
6.375%, 10/15/36	$2,900	$2,080,750

		$2,080,750

Security		Principal Amount (000’s omitted)	Value

Software and Services — 0.6%
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(5)		$1,305	$893,925

			$893,925

Steel — 0.4%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40		$950	$621,063

			$621,063

Telecommunications — 3.0%
Avaya, Inc.
10.50%, 3/1/21(5)		$1,100	$965,250
Axtel SAB de CV
8.00% to 1/31/15, 1/31/20(5)(7)		390	391,462
Oi SA
5.75%, 2/10/22(5)		210	201,863
Sprint Capital Corp.
6.875%, 11/15/28		250	235,625
Telecom Italia Capital SA
6.00%, 9/30/34		2,490	2,508,675

			$4,302,875

Total Corporate Bonds & Notes (identified cost $13,794,171)			$13,756,478

Foreign Government Bonds — 1.8%

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.3%
Republic of Brazil
12.50%, 1/5/16	BRL	940	$378,184

			$378,184

Mexico — 0.4%
Mexican Bonos
7.75%, 5/29/31	MXN	6,250	$508,950

			$508,950

Supranational — 1.1%
Inter-American Development Bank
7.20%, 11/14/17	IDR	4,230,000	$347,620

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Supranational (continued)
International Finance Corp.
7.80%, 6/3/19	INR	54,990	$976,315
8.25%, 6/10/21	INR	18,100	335,918

			$1,659,853

Total Foreign Government Bonds (identified cost $2,432,606)			$2,546,987

Convertible Bonds — 2.4%

Security		Principal Amount (000’s omitted)	Value

Home Builders — 1.0%
KB Home
1.375%, 2/1/19		$510	$512,550
Ryland Group, Inc. (The)
0.25%, 6/1/19		645	601,060
Standard Pacific Corp.
1.25%, 8/1/32		210	242,681

			$1,356,291

Machinery – Diversified — 0.3%
Chart Industries, Inc.
2.00%, 8/1/18		$400	$409,250

			$409,250

Oil & Gas — 0.1%
American Energy - Utica, LLC
3.50%, 3/1/21(3)(5)		$200	$181,750

			$181,750

Semiconductors — 0.8%
Novellus Systems, Inc.
2.625%, 5/15/41		$500	$1,190,937

			$1,190,937

Telecommunications — 0.2%
Ciena Corp.
3.75%, 10/15/18(5)		$250	$289,219

			$289,219

Total Convertible Bonds (identified cost $3,113,091)			$3,427,447

Common Stocks — 4.6%

Security	Shares	Value

Chemicals and Plastics — 0.1%
LyondellBasell Industries NV, Class A	2,185	$172,309

		$172,309

Diversified Financial Services — 0.6%
American Realty Capital Properties, Inc.	11,381	$106,982
Medley Capital Corp.	74,500	831,420

		$938,402

Electronics / Electrical — 0.8%
Applied Materials, Inc.	9,836	$236,556
Intel Corp.	25,150	936,837

		$1,173,393

Investment Companies — 2.4%
Ares Capital Corp.	59,000	$970,550
PennantPark Investment Corp.	72,837	807,762
Solar Capital, Ltd.	43,000	790,340
THL Credit, Inc.	67,000	895,120

		$3,463,772

Machinery — 0.1%
Donaldson Co., Inc.	3,407	$132,873

		$132,873

Oil and Gas — 0.2%
Occidental Petroleum Corp.	3,312	$264,198

		$264,198

Telecommunications — 0.4%
Corning, Inc.	10,029	$210,810
Telefonaktiebolaget LM Ericsson ADR	25,000	314,750

		$525,560

Total Common Stocks (identified cost $6,756,470)		$6,670,507

Convertible Preferred Stocks — 1.4%

Security	Shares	Value

Foods — 0.1%
Post Holdings, Inc., 2.50%(5)	660	$53,996
Post Holdings, Inc., 5.25%	615	53,207

		$107,203

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care – Products — 0.2%
Alere, Inc., 3.00%	900	$289,800

		$289,800

Iron & Steel — 0.3%
Cliffs Natural Resources, Inc., 7.00%	50,000	$443,125

		$443,125

Oil & Gas — 0.3%
Chesapeake Energy Corp., 5.75%(5)	400	$431,500
SandRidge Energy, Inc., 8.50%	1,270	89,535

		$521,035

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., 4.50%	11,500	$708,630

		$708,630

Total Convertible Preferred Stocks (identified cost $2,356,757)		$2,069,793

Preferred Stocks — 0.1%

Security	Shares	Value

Banks — 0.1%
First Tennessee Bank, 3.75%(5)(8)	255	$181,934

Total Preferred Stocks (identified cost $201,450)		$181,934

Tax-Exempt Investments — 0.5%

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$2,570	$434,125
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	675	103,997
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	700	103,985
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	555	77,317

Total Tax-Exempt Investments (identified cost $720,325)		$719,424

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)	$4,724	$4,724,068

Total Short-Term Investments (identified cost $4,724,068)		$4,724,068

Total Investments — 162.5% (identified cost $237,119,134)		$234,123,836

Less Unfunded Loan Commitments — (0.3)%		$(414,647)

Net Investments — 162.2% (identified cost $236,704,487)		$233,709,189

Notes Payable — (37.5)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (25.0)%		$(36,000,000)

Other Assets, Less Liabilities — 0.3%		$395,760

Net Assets Applicable to Common Shares — 100.0%		$144,104,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ADR	–	American Depositary Receipt
COMM	–	Commercial Mortgage Trust
DIP	–	Debtor In Possession
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
NPFG	–	National Public Finance Guaranty Corp.

BRL	–	Brazilian Real
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after November 30, 2014, at which time the interest rate will be determined.

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Portfolio of Investments (Unaudited) — continued

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $4,707,952 or 3.3% of the Fund’s net assets applicable to common shares.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at November 30, 2014.

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at November 30, 2014.

(8)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2014.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014.

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2014
Unaffiliated investments, at value (identified cost, $231,980,419)	$228,985,121
Affiliated investment, at value (identified cost, $4,724,068)	4,724,068
Cash	1,146,974
Foreign currency, at value (identified cost, $33,638)	31,914
Interest and dividends receivable	1,502,600
Interest receivable from affiliated investment	1,190
Deferred offering costs	168,247
Prepaid upfront fees on variable rate term preferred shares	96,331
Prepaid expenses	5,260
Total assets	$236,661,705

Liabilities
Notes payable	$54,000,000
Variable rate term preferred shares, at liquidation value	36,000,000
Payable for investments purchased	2,247,938
Payable to affiliates:
Investment adviser fee	144,343
Trustees’ fees	1,846
Interest expense and fees payable	94,062
Accrued expenses	68,567
Total liabilities	$92,556,756
Net assets applicable to common shares	$144,104,949

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 7,606,422 shares issued and outstanding	$76,064
Additional paid-in capital	144,760,465
Accumulated net realized gain	2,160,690
Accumulated undistributed net investment income	107,488
Net unrealized depreciation	(2,999,758)
Net assets applicable to common shares	$144,104,949

Net Asset Value Per Common Share
($144,104,949 ÷ 7,606,422 common shares issued and outstanding)	$18.95

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2014
Interest and other income	$5,647,496
Dividends	324,691
Interest income allocated from affiliated investment	2,300
Expenses allocated from affiliated investment	(250)
Total investment income	$5,974,237

Expenses
Investment adviser fee	$891,220
Trustees’ fees and expenses	5,702
Custodian fee	79,898
Transfer and dividend disbursing agent fees	9,523
Legal and accounting services	37,146
Amortization of deferred offering costs	52,450
Printing and postage	16,963
Interest expense and fees	602,698
Miscellaneous	46,599
Total expenses	$1,742,199
Deduct —
Reduction of custodian fee	$2
Total expense reductions	$2

Net expenses	$1,742,197

Net investment income	$4,232,040

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$98,731
Investment transactions allocated from affiliated investment	13
Foreign currency transactions	(503)
Net realized gain	$98,241
Change in unrealized appreciation (depreciation) —
Investments	$(4,715,207)
Foreign currency	(5,442)
Net change in unrealized appreciation (depreciation)	$(4,720,649)

Net realized and unrealized loss	$(4,622,408)

Net decrease in net assets from operations	$(390,368)

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2014 (Unaudited)	Period Ended May 31, 2014(1)
From operations —
Net investment income	$4,232,040	$7,416,493
Net realized gain from investment and foreign currency transactions	98,241	2,057,813
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(4,720,649)	1,720,891
Net increase (decrease) in net assets from operations	$(390,368)	$11,195,197
Distributions to common shareholders —
From net investment income	$(4,274,809)	$(7,408,329)
Total distributions to common shareholders	$(4,274,809)	$(7,408,329)
Capital share transactions —
Proceeds from sale of common shares	$—	$145,127,358 (2)
Reinvestment of distributions to common shareholders	—	59,990
Offering costs on common shares	—	(304,090)
Net increase in net assets from capital share transactions	$—	$144,883,258

Net increase (decrease) in net assets	$(4,665,177)	$148,670,126

Net Assets Applicable to Common Shares
At beginning of period	$148,770,126	$100,000
At end of period	$144,104,949	$148,770,126

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$107,488	$150,257

(1)	For the period from the start of business, June 28, 2013, to May 31, 2014.

(2)	Proceeds from sale of common shares are net of sales load paid of $6,838,462 and include shares sold from the exercise of the underwriters’ over-allotment option of $16,202,358 (see Note 6).

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2014
Net decrease in net assets from operations	$(390,368)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(34,810,438)
Investments sold and principal repayments	38,550,262
Increase in short-term investments, net	(2,458,292)
Net amortization/accretion of premium (discount)	(98,367)
Amortization of deferred offering costs and prepaid upfront fees on variable rate term preferred shares	82,531
Increase in interest and dividends receivable	(95,659)
Increase in interest receivable from affiliated investment	(930)
Increase in prepaid expenses	(1,707)
Decrease in payable to affiliate for investment adviser fee	(7,596)
Increase in payable to affiliate for Trustees’ fees	107
Decrease in interest expense and fees payable	(1,845)
Decrease in accrued expenses	(13,610)
Increase in unfunded loan commitments	270,093
Net change in unrealized (appreciation) depreciation from investments	4,715,207
Net realized gain from investments	(98,731)
Net cash provided by operating activities	$5,640,657

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(4,274,809)
Decrease in due to custodian	(202,486)
Net cash used in financing activities	$(4,477,295)

Net increase in cash*	$1,163,362

Cash at beginning of period(1)	$15,526

Cash at end of period(1)	$1,178,888

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$574,462

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(2,005).

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2014 (Unaudited)		Period Ended May 31, 2014(1)
Net asset value — Beginning of period (Common shares)	$19.560		$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.556		$0.989
Net realized and unrealized gain (loss)	(0.604)		0.511

Total income (loss) from operations	$(0.048)		$1.500

Less Distributions to Common Shareholders
From net investment income	$(0.562)		$(0.974)

Total distributions to common shareholders	$(0.562)		$(0.974)

Common shares offering costs charged to paid-in capital(3)	$—		$(0.041)

Discount related to exercise of underwriters’ over-allotment option(3)	$—		$(0.025)

Net asset value — End of period (Common shares)	$18.950		$19.560

Market value — End of period (Common shares)	$16.920		$17.950

Total Investment Return on Net Asset Value(4)	(0.02	)%(5)	8.00	%(5)(6)

Total Investment Return on Market Value(4)	(2.67	)%(5)	(0.89	)%(5)(6)

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Ratios/Supplemental Data	Six Months Ended November 30, 2014 (Unaudited)		Period Ended May 31, 2014(1)
Net assets applicable to common shares, end of period (000’s omitted)	$144,105		$148,770
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(7)	1.54	%(8)	1.54	%(8)
Interest and fee expense(9)	0.82	%(8)	0.76	%(8)
Total expenses(7)	2.36	%(8)	2.30	%(8)
Net investment income	5.74	%(8)	5.49	%(8)
Portfolio Turnover	14	%(5)	37	%(5)
Senior Securities:
Total notes payable outstanding (in 000’s)	$54,000		$54,000
Asset coverage per $1,000 of notes payable(10)	$4,335		$4,422
Total preferred shares outstanding(11)	360		360
Asset coverage per preferred share(11)(12)	$260,117		$265,300
Involuntary liquidation preference per preferred share(11)	$100,000		$100,000
Approximate market value per preferred share(11)	$100,000		$100,000

(1)	For the period from the start of business, June 28, 2013, to May 31, 2014.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Interest and fee expense relates to variable rate term preferred shares and borrowings (see Note 2 and Note 7).

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(11)	Preferred shares represent variable rate term preferred shares.

(12)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 260% and 265% at November 30, 2014 and May 31, 2013, respectively.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2014 (Unaudited)	Period Ended May 31, 2014
Expenses excluding interest and fees	0.96%	0.98%
Interest and fee expense	0.51%	0.49%
Total expenses	1.47%	1.47%
Net investment income	3.56%	3.52%

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Plus Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is total return, with an emphasis on income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

23

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Organization and Offering Costs — Organization costs paid in connection with the organization of the Fund were borne directly by EVM, the Fund’s investment adviser. EVM agreed to pay all common share offering costs (other than sales loads) that exceed $0.04 per common share. Costs incurred by the Fund in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2014, the Fund had sufficient cash and/or securities to cover these commitments.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to November 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

24

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Variable Rate Term Preferred Shares

On July 10, 2013, the Fund issued 360 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), all of which are outstanding at November 30, 2014.

The VRTP Shares are a form of preferred shares that represent stock of the Fund. The VRTP Shares have a par value of $0.01 per share, a liquidation preference of $100,000 per share, and a mandatory redemption date of July 8, 2016, unless extended. Dividends on the VRTP Shares are determined each day based on a spread of 1.2% to the Conduit’s current cost of funding. Such spread to the cost of funding is determined based on the current credit rating of the VRTP Shares.

The VRTP Shares are redeemable at the option of the Fund at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Fund. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Fund. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Costs incurred by the Fund in connection with its offering of VRTP Shares were capitalized as deferred offering costs and are being amortized over a period of three years to the mandatory redemption date of the VRTP Shares. In connection with the issuance of VRTP Shares, the Fund paid an initial upfront fee to the Conduit of $180,000 which is being amortized to interest expense and fees over a period of three years. The unamortized amount as of November 30, 2014 is presented as prepaid upfront fees on VRTP Shares on the Statement of Assets and Liabilities. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2014.

The average liquidation preference of the VRTP Shares during the six months ended November 30, 2014 was $36,000,000.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to VRTP shareholders are accrued daily and payable monthly. The dividend rate on the VRTP Shares at November 30, 2014 was 1.40%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended November 30, 2014 were $256,496 and 1.42%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$236,700,432

Gross unrealized appreciation	$2,643,447
Gross unrealized depreciation	(5,634,690)

Net unrealized depreciation	$(2,991,243)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total managed assets and is payable monthly. Total managed assets as referred to herein represent total assets of the Fund (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended November 30, 2014, the investment adviser fee amounted to $891,220. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

25

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $33,030,030 and $35,590,862, respectively, for the six months ended November 30, 2014.

6  Common Shares of Beneficial Interest

In connection with the initial public offering of the Fund’s common shares, the underwriters were granted an option to purchase additional common shares at a price of $19.10 (after deduction of the sales load). Additional shares were issued by the Fund on August 9, 2013 pursuant to the exercise of the over-allotment option. The Fund’s net asset value per share on such date was $19.32, resulting in a discount of $186,624. The Fund may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Six Months Ended November 30, 2014 (Unaudited)	Period Ended May 31, 2014(1)

Sales (initial public offering)	—	6,750,000
Exercise of over-allotment option by underwriters	—	848,291
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,131

Net increase	—	7,601,422

(1)	For the period from the start of business, June 28, 2013, to May 31, 2014.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended November 30, 2014 and the period ended May 31, 2014.

7  Revolving Credit and Security Agreement

The Fund has entered into a Revolving Credit and Security Agreement (the Agreement) with conduit lenders and a bank to borrow up to $54 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, which was renewed on July 9, 2014 and in effect through March 18, 2015, the Fund also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2014 totaled $260,775 and are included in interest expense and fees on the Statement of Operations. The Fund is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2014, the Fund had borrowings outstanding under the Agreement of $54,000,000 at an interest rate of 0.20%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2014. For the six months ended November 30, 2014, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $54,000,000 and 0.20%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

26

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Notes to Financial Statements (Unaudited) — continued

(particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$199,436,623	$—	$199,436,623
Commercial Mortgage-Backed Securities	—	175,928	—	175,928
Corporate Bonds & Notes	—	13,756,478	—	13,756,478
Foreign Government Bonds	—	2,546,987	—	2,546,987
Convertible Bonds	—	3,427,447	—	3,427,447
Common Stocks	6,670,507	—	—	6,670,507
Convertible Preferred Stocks	—	2,069,793	—	2,069,793
Preferred Stocks	—	181,934	—	181,934
Tax-Exempt Investments	—	719,424	—	719,424
Short-Term Investments	—	4,724,068	—	4,724,068

Total Investments	$6,670,507	$227,038,682	$—	$233,709,189

The Fund held no investments or other financial instruments as of May 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2014

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Plus Fund

Scott H. Page

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Plus Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2014, Fund records indicate that there are 3 registered shareholders and approximately 4,298 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFF.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

13724 11.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 12, 2015

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 12, 2015